Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expense and Other Assets, Current [Abstract]
Rent and deposits		$ 0	$ 470
Research and development expenses		2,084	858
Accounts receivable		449	144
Insurance		1,608	2,384
Other		255	185
Total	$ 2,643	$ 4,396	$ 4,041